As filed with the Securities and Exchange Commission on May 1, 2000.
                                                      File No.  2-88543
                                                      File No. 811-3931
===========================================================================

                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                                -----------
                                 FORM N-1A

    Registration Statement Under The Securities Act of 1933           [X]
                Pre-Effective Ammendment No.                          [ ]
                Post-Effective Amendment No. 19                       [X]
                                  and/or
    Registration Statement Under The Investment Company Act of 1940   [X]
                Amendment No. 19                                      [X]
                     (Check appropriate box or boxes.)

                            ------------------
                             CLIPPER FUND, INC.
            (Exact Name of Registrant as Specified in Charter)
       9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210
            (Address of Principal Executive Offices) (Zip Code)
      Registrant's Telephone Number, including Area Code: (800)776-5033
                            ------------------

                             JAMES H. GIPSON
                   9601 Wilshire Boulevard, Suite 800
                   Beverly Hills, California  90210
                   (Name and Address of Agent for Service)

                                 Copy to:
                            Julie Allecta, Esq.
                   c/o Paul Hastings, Janofsky & Walker LLP
                   345 California St. 29th Floor
                   San Francisco, California 94104-2635
                             (415) 835-1606

                            -------------------
                Approximate Date of Proposed Public Offering:
                             Not applicable

          It is proposed that this filing will become effective
                          (check appropriate box)
                 [ ]  immediately upon filing pursuant to paragraph (b)
                 [X]  on (May 1, 2000) pursuant to paragraph (b)
                 [ ]  60 days after filing pursuant to paragraph (a)(1)
                 [ ]  on (date) pursuant to paragraph (a)(1)
                 [ ]  75 days after filing pursuant to paragraph (a)(2)
                 [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

          If appropriate, check the following box:
                 [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                  [CLIPPER FUND(SM) LOGO APPEARS HERE]

                            CLIPPER FUND(SM)
                          P R O S P E C T U S

                              May 1, 2000

This Prospectus outlines information you should know before purchasing fund shares. You should read and retain this Prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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                               TABLE OF CONTENTS

Risk/Return Summary
     Investment Objective/Goals
     Principal Investment Strategies
     Principal Risks of Investing
     Returns
     Fees and Expenses

Investment Objectives, Principal Investment Strategies and Related Risks
     Investment Objectives
     Principal Investment Strategies
     Investment Philosophy and Process
     Related Risks

Management and Organization
     Investment Adviser to the Fund
     Investment Adviser's Fee
     Portfolio Managers of the Fund

Shareholder Information
     Pricing of Fund Shares
     Types of Accounts
     Purchase of Fund Shares
     Redemption of Fund Shares
     Dividends and Distributions
     Optional Shareholder Services

Financial Highlights

Investment Objective/Goals
Clipper Fund (the "Fund") is a non-diversified, open-end management investment company. The objective of the fund is to provide long-term capital growth and capital preservation.
This objective is fundamental to the Fund and cannot be changed without shareholder approval.

Principal Investment Strategies
The Fund seeks to achieve its objectives by concentrating investments in securities that, in the opinion of the Adviser, are significantly undervalued. Among such investments, the Fund will emphasize the purchase of common stock, convertible long-term corporate debt obligations, convertible preferred stock, and warrants that the Investment Adviser believes are undervalued and appear to offer the potential of furthering the Fund's goal of long-term capital growth.

The Fund may invest in special situations that the Adviser believes present opportunities for capital growth. A special situation arises, when in the opinion of the Adviser, the securities of a particular company will, within a reasonable estimated period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of markets as a whole.

If the Adviser is unable to find investments selling at a discount to their intrinsic value, a significant portion of the Fund's assets may be invested in cash, similar investments, and bonds. In the past, the Fund has held as little as 39% of its assets in equities.

Principal Risks of Investing
The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept risks of investing in a concentrated portfolio of significantly undervalued securities. Common stocks tend to be more volatile than other investment choices.

The value of the Fund's portfolio may decrease if the share price of one or more individual companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) may also decrease, which means if you sell your shares in the Fund you would get back less money.

The  Fund  concentrates its investments in securities of companies that  are  significantly  undervalued relative  to  the  long-term
intrinsic   value  of  the  enterprise  itself,  or   in   special
situations. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments.
All securities in which the Fund may invest are inherently subject to market risk, and the market value of the Fund's investments will fluctuate. Accordingly, there can be no assurance that the Fund will achieve its goal of long-term capital growth with respect to such investments because any perceived intrinsic values may never be reflected in the market price of such securities.
Because the Fund from time to time may have a large cash and cash
Equivalent position, it may not do as well as a more fully invested fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following information illustrates how the Fund's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities index market.

RETURNS

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over a 10 year period and by showing how the Fund's average annual returns for one, five, ten years and inception compare to those of a broad-based securities market index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART]
                         Clipper Fund(SM)

                         1990     -7.60%
                         1991     32.09%
                         1992     15.83%
                         1993     11.13%
                         1994     -2.40%
                         1995     45.19%
                         1996     19.40%
                         1997     30.17%
                         1998     19.20%
                         1999     -2.02%

During the 10 year period shown in the bar chart, the highest return for a quarter was 14.2% (quarter ending June 30, 1997) and the lowest return for a quarter was -15.6% (quarter ending September 30,
1990)

                        PERFORMANCE TABLE
                   Average Annual Total Returns
            (for the period ending December 31, 1999)

                          One Year   5 Years  10 Years   Inception**
                          --------   -------   -------   ---------
Clipper Fund(SM)            -2.0%     21.4%      15.0%      16.5%
Morningstar Large Value*     6.6%     19.3%      13.9%      15.6%
S&P 500*                    21.0%     28.6%      18.2%      18.6%

*The S&P 500 Index is an unmanaged index of 500 companies widely recognized as representative of the equity market in general and the Morningstar Large Value Funds Index is an index of 614 managed large value funds monitored by Morningstar.

**Inception Date: 2/29/84

Fees and Expenses

The Fund does not charge shareholder transaction fees. However, the following table illustrates expenses and fees that a shareholder of the Fund would incur. Transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF FUND SHARES.")

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                     1.00%
Other Expenses                                      0.10%
                                                    ----
Total Annual Fund Operating Expenses                1.10%
                                                    ====
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 Year       3 Years      5 Years       10 Years
                ------       -------      -------       --------
Clipper Fund     $112          $350         $606          $1,340


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown.

Investment Objectives, Principal Investment Strategies, and Related Risks This section takes a closer look at the investment objectives of the Fund, the principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder approval.

Please carefully review the "RELATED RISKS" section of this prospectus on page 8 for a discussion of risks associated with certain investment techniques.

Investment Objectives
The Fund is a non-diversified, open-end management investment company. The objective of the fund is to provide long-term capital growth and capital preservation. It pursues this objective by concentrating investments in securities that, in the opinion of the Adviser, are significantly undervalued. This objective is fundamental to the Fund and cannot be changed without shareholder approval. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

The Fund has adopted and will follow certain investment policies as set forth below, which are fundamental and may not be changed without shareholder approval. In addition to those stated here, see "Other Investment Restrictions" in the Statement of Additional Information, which is available upon request.

     1. Concentration of Investments. The Fund will not invest more than 25%, at time of purchase, of its total assets in the securities of issuers in any one industry. The Fund will not invest more than 10%, at time of purchase, of its total assets in the securities of any one issuer. This restriction does not apply to investments by the Fund in securities of the U.S. Government or its agencies or instrumentalities.

     2. Restricted and Non Readily Marketable Securities. The Fund will not invest in restricted securities, including repurchase agreements maturing in over seven (7) days and securities that do not have readily available market quotations, if such investment will cause the then aggregate value of all such securities to exceed 10% of the value of the Fund's total assets (at the time of investment, giving effect thereto).

Principal Investment Strategies
The Fund seeks to achieve its objective by concentrating investments in securities that, in the opinion of the Adviser, are significantly undervalued. The Fund looks for companies whose current price does not reflect the long-term intrinsic value of the business enterprise itself. Among such investments, the Fund will emphasize the purchase of common stock, convertible long-term corporate debt obligations, convertible preferred stock, and warrants that the Adviser believes are undervalued and appear to offer the potential of furthering the Fund's goal of long-term capital growth. The fixed income and convertible securities may be non-rated debt and/or debt rated D, the lowest rating category by S&P and Moody's. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. Such debt obligations are rated below investment grade and are regarded as extremely speculative investments with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to deterioration of general economic conditions.

The following is designed to help you better understand the Fund's principal investment philosophy, process, and strategies.

Investment Philosophy and Process
The Adviser will seek to meet the investment objective of the Fund by investing primarily in securities that are considered by the Adviser to have potential for long term capital appreciation.
Balance sheet strength and the ability to generate earnings and free cash flow are the major factors in appraising an investment, and little weight is given to current dividend income. Investors should understand that market risks are inherent in all securities in varying degrees. Therefore, there can be no assurance that the Adviser will be successful in meeting the investment objective of the Fund.

As to any specific investment, the Adviser's investment approach is very research intensive and includes meeting with management, competitors and customers, and preparing detailed valuation models for each company researched. The valuation models attempt to calculate a company's intrinsic value based on private market transactions and discounted cash flow valuations. The Adviser focuses on dominant companies generating excess cash flow with good management in industries that are "out of favor" in the investment community. However, there can be no assurance that the judgement of the Adviser as to intrinsic value is correct.

Companies are only added to the Fund when their share price trades below the Adviser's estimate of intrinsic value. Companies are sold when their share price reaches the Adviser's estimate of intrinsic value. This investment discipline is no guarantee by the Adviser against a loss of capital.

The Adviser believes that concentrated portfolios produce superior long-term performance. The Adviser concentrates on its best investment ideas; therefore, the Fund will be more concentrated than the average equity fund. The Fund is defined as a "non-diversified" mutual fund. The Fund generally contains 15 to 35 stocks; however, it may contain fewer than 15 stocks or more than 35 stocks if considered prudent by the Adviser. These positions are generally held for extended periods of time.

Trading
The Adviser uses a disciplined trading strategy for purchasing and selling securities for the Fund. Price limits for purchasing and selling securities are established by the Adviser. These price limits are determined through reference to the intrinsic value of a security as estimated by the Adviser. Brokerage commissions are limited to five cents per share or less on any transaction.

Special Situations. The Fund may invest in special situations that the Adviser believes present opportunities for capital growth. A special situation arises, when in the opinion of the Adviser, the securities of a particular company will, within a reasonable estimated period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of markets as a whole.

Foreign Securities. The Fund reserves the right to invest in foreign securities and may only purchase foreign securities that are listed on a principal foreign securities exchange or over-the-counter market, or are represented by American Depositary Receipts (ADR's) listed on a domestic securities exchange, or traded in the United States over-the-counter market. A small investment in foreign securities can have a large impact on investment performance. The Fund will not hold foreign currency as an investment or invest in foreign currency contracts.

Diversification of Investments. The Fund is a "non-diversified" Fund and as such is not required to meet the diversification requirements under the Investment Company Act of 1940, as amended. The Fund nevertheless intends to comply with the diversification standards applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("the Code").

Cash Positions. If the Adviser is unable to find investments selling at a discount to their intrinsic value or believes that market conditions are unfavorable for profitable investing, a significant portion of the Fund's assets may be invested in cash or similar investments. In other words, the Fund does not always stay fully invested in stocks or bonds.

When the Fund's investments in cash or similar investments increase, the Fund may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

Other Types of Investments. The Fund may also invest to a lesser degree in other types of securities and may include:
   -- debt securities;
   -- high-yield/high-risk securities (junk bonds) (up to 25% of the
      Fund's assets);
   -- and/or securities of an issuer in default, including fixed income and convertible securities (within the same asset limitation).

Related Risks
Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks held might decrease in response to activities of an
individual  company  or  in  response to  general  market   and/or
economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks
specific  to  certain  types  of  investments,  such  as   foreign
securities.

The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept risks of investing in a concentrated portfolio of significantly undervalued securities. Common stocks tend to be more volatile than other investment choices.

The value of the Fund's portfolio may decrease if the share price of one or more individual companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) may also decrease, which means if you sell your shares in the Fund you would get back less money.

The Fund concentrates its investments in securities of companies that are significantly undervalued relative to the long-term
intrinsic   value  of  the  enterprise  itself,  or   in   special
situations. Because of this, companies in the Fund's portfolio may
share   common  characteristics  and  react  similarly  to  market developments. All securities in which the Fund may invest are inherently subject to market risk, and the market value of the Fund's investments will fluctuate. Accordingly, there can be no assurance that the Fund will achieve its goal of long-term capital growth with respect to such investments because any perceived intrinsic values may never be reflected in the market price of such securities.

The following is designed to help you better understand some of the risks of investing in the Fund.

Investments in Smaller or Newer Companies. The Fund may invest in small or newer companies, which may suffer more significant losses as well as realize more substantial growth than larger more established issuers because these smaller or newer companies may lack depth in management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger, more established issuers, and may be subject to wide price fluctuations. Investment in such companies tends to be more volatile and speculative.

Diversification. Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Fund is a "non-diversified" Fund. A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

Industry. Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may at times have significant exposure to companies in a single industry.

Foreign Securities. Investors should recognize that investments in foreign companies involve certain considerations that are not typically associated with investing in domestic companies. An investment in a foreign security may be affected by changes in the following:

     Currency  Rates.  As long as the Fund invests  in  a  foreign security, its value may be affected by the value of the local currency relative to the U.S. Dollar. When the Fund sells a foreign denominated security, the security's value may be worth less in U.S. Dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also is affected by currency risks. Accordingly, the Fund will not hold foreign currency as an investment or invest in foreign currency contracts.

     Political and Economic. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have unstable governments, immature economic structures, and national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

     Regulatory. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

     Market.   Foreign securities markets, particularly  those  of
     emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

     Transaction  Cost.  Costs  of  buying,  selling  and  holding foreign  securities,  including brokerage,  tax  and  custody
     costs,   may  be  higher  than  those  involved  in  domestic
     transactions.

High-Yield/High-Risk Securities (junk bonds). High-yield/high-risk securities(or junk bonds)are securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality securities generally is more dependent on credit risks, or the ability of the issuer to meet interest and
principal   payments,  than  investment  grade  debt   securities.
Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.
     Please refer to the Statement of Additional Information for a description of bond rating categories.


Portfolio Volatility. The Fund seeks to provide a lower level of volatility than the stock market, as measured by the S&P 500 Index. The lower volatility sought by the Fund is expected to result from investments in dividend-paying common stocks and other equity securities characterized by relatively greater price stability. The greater price stability sought may be characteristic of companies that generate above average free cash flows. A company may use free cash flows for a number of purposes including commencing or increasing dividend payments, repurchasing its own stock or retiring outstanding debt. The Fund also considers growth potential in selecting securities and may hold securities selected solely for their growth potential.

Reducing Risk. The Fund attempts to reduce risk principally through diligent research into the operational and financial risks of the companies whose stock it holds. A significant discouunt from intrinisic value is required before purchasing a stock to achieve a margin of safety. The Fund also will employ significant positions in cash or bonds when stocks appear to be overvalued. There is no assurance these attempts to reduce risk to the portfolio will be successful.

Year 2000. Like other mutual funds and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the adviser/administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Issue." The adviser/administrator has taken steps that it believes are reasonably designed to address the "Year 2000 Issue" with respect to computer systems that it uses and has obtained reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, we have no reason to believe that there will be a material problem related to the "Year 2000 Issue."

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER TO THE FUND

Pacific Financial Research, Inc., ("PFR") (the
"Adviser"), a Massachusetts corporation, is located at 9601 Wilshire Boulevard, Suite 800, Beverly
Hills, California 90210. The Adviser is a wholly owned subsidiary of United Asset Management
Corporation ("UAM") and has been providing investment management services to corporations, pension funds, endowments, foundations, individuals and institutions since 1981. As of the date of this Prospectus, the Adviser had over $5.5 billion in assets under management. Under an investment advisory agreement with the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser must adhere to the stated investment objectives and policies of the Fund, and is subject to the control and supervision of the Fund's Board of Directors.

INVESTMENT ADVISER'S FEE

For its services the Adviser receives from the Fund a management fee equal to 1% per annum of the Fund's average daily net asset values. Such fee is higher than that charged by most other investment management companies. The management fee is accrued daily in computing the net asset value of a share for the purpose of determining the offering and redemption price per share, and is paid to the Adviser at the end of each month.

PORTFOLIO MANAGERS OF THE FUND

James Gipson - Jim received his B.A. and M.A.
degrees in Economics with honors from the University of California, Los Angeles, and his M.B.A. degree with honors from Harvard Business School. He authored Winning the Investment Game: A Guide for All Seasons. He founded PFR in 1980, and he currently serves as President and Chairman of the Fund and is a principal of PFR.

Michael Sandler - Michael received his B.B.A. with distinction, M.B.A. and J.D. degrees from the University of Iowa. He joined PFR as an analyst in 1984, and he currently serves as Vice President of the Fund and is a Vice President and a principal of PFR.

Bruce Veaco, CPA - Bruce graduated summa cum laude from the University of California, Los Angeles with a B.A. degree in economics. Bruce received his M.B.A. degree from Harvard Business School before joining PFR as an analyst in 1986.
He currently serves as Vice President and a principal of PFR.

Douglas Grey - Doug received his B.E. cum laude in Mechanical/Materials Engineering and Economics from
Vanderbilt University, and his M.B.A. from the University of Chicago. Doug joined PFR as an analyst in 1986. He currently serves as Vice President and a principal of PFR.

Peter Quinn - Peter received his B.S. degree in
Finance from Boston College and his M.B.A. degree from the Peter F. Drucker School of Management. He joined PFR as Research Associate in 1987. He currently serves as Vice President and a principal of PFR.

SHAREHOLDER INFORMATION

This section will help you become familiar with the different types of accounts you can establish with the Clipper Fund(SM). It also explains in detail the services and features you can establish on your account, as well as account fees and policies that may apply to your account. Account policies (including fees), services and features may be modified or discontinued without shareholder approval or prior notice.

PRICING OF FUND SHARES
All purchases and redemption's will be processed at the NAV next calculated after your request is received and accepted by the Fund's Transfer and Servicing Agent, National Financial Data Services ("NFDS"). The Fund's NAV is calculated at the close of the regular trading session of the ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days that the NYSE is closed
(generally  New  Year's Day, Martin Luther King  Day,  Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas). In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value, or, if market quotation is not readily available, at their fair value determined in good faith under procedures established by the Board of Directors. Short term instruments maturing within 60 days are valued at amortized cost, which approximate market value. See the SAI for more detailed information.

TYPES OF ACCOUNTS

REGULAR

Individual or Joint Ownership
One person owns individual accounts. Joint accounts have two or more owners.

A Gift or Transfer to Minor (UGMA/UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social
Security number on the application.

Trust
An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

Business Accounts
Corporations or Partnerships may also open an account. An authorized officer of the corporation or a general partner of the partnership must sign the application.

RETIREMENT

Traditional or Roth IRA:
Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications. Please refer to the Fund's Information Kit on IRA's.

Simplified Employee Pension Plan (SEP):
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any other eligible employee(s). Please refer to the Fund's Information Kit on IRA's.

MINIMUM INVESTMENTS

               Initial        Additional
Regular        $5,000          $ 1,000
IRA's          $2,000          $   200

TO BUY SHARES
Shares of the Fund are offered, without charge, at the NAV per share next determined after an order is received by the Fund. The minimum initial investment is $5,000; subsequent investments are $1,000. The minimum initial investment for all types of IRA accounts is $2,000; subsequent investments are $200. The officers of the Fund may permit exceptions.

Shares of the Funds may be purchased by customers of brokers-dealers or other financial intermediaries
("Service Agents") who have established a shareholder servicing relationship with the Fund on behalf of their customers. Service Agents may impose additional or different conditions on purchases or redemptions of Fund shares and may charge transaction or other account fees.
Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Service Agents may receive compensation from the Fund for shareholder recordkeeping and similar services.

Certain Service Agents may enter into agreements with the Fund that permit them to confirm orders for their customers by phone with payment to follow in accordance with the Transfer Agent's procedures.
If the Transfer Agent does not receive payment, the transaction may be cancelled and the Service Agent could be held liable for resulting fees or losses.

Paying for Shares
When buying shares of the Fund, your request will be processed at the next NAV calculated after your order is received and accepted at the Transfer
Agent.

     Cash, credit cards, and third party checks will not be accepted. Purchases must be in U.S. dollars.
     Checks must be drawn on U.S. banks and be made payable to the Clipper Fund, Inc.

BY MAIL

Complete and sign an Account Application and mail it together with a check made payable to "Clipper Fund, Inc." to:

Clipper Fund, Inc.
C/O National Financial Data Services, Inc.
P.O. Box 219152
Kansas City, MO 64121-9152

Or via overnight

330 W 9th Street, 4th Floor
Kansas City, MO 64105

BY WIRE

Purchases may also be made by wiring money from your bank account to your Clipper Fund, Inc. account.
Call 1 (800) 432-2504 to receive wiring instructions.

ADDITIONAL PURCHASE INFORMATION

Investments received by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) will be invested at the share price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open. The Fund reserves the right to suspend the offering of shares of the Fund or to reject purchase orders when, in the judgement of management, such suspension or rejection is in the best interest of the Fund. The
Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases can be disruptive to efficient Fund management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any purchase request with respect to such investor's account.

Purchases of shares will be made in full and fractional shares of the Fund calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will only be issued upon written request from the shareholder.

REDEMPTION OF FUND SHARES

You may redeem shares at any time. If shares are held in certificate form, the certificate must be returned in order to redeem. When selling shares of the Fund, your request will be processed at the next NAV calculated after your order is received and accepted at the Transfer Agent.

BY MAIL

Send requests to sell shares directly to the Transfer Agent. Requests to redeem shares must include:

     (a)  share certificates, if issued;
     (b) a letter of instruction specifying the number of shares or dollar amounts to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     (c)  a signature guarantee (see "SIGNATURE GUARANTEES");

     (d) any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodians, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE

To sell shares by telephone the following is required:

 (a) pre-establishment of the telephone redemption privilege and wiring instructions (if applicable) by completing the appropriate section of the Account Application;

  (b) call the Fund's Transfer Agent at (800) 432-2504 by the close of the regular trading session of the New York Stock Exchange ("NYSE") normally 4:00 PM Eastern time.

The Transfer Agent will employ reasonable procedures to confirm that instructions received by telephone are valid. The Fund and the Transfer Agent will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.
Note this option is not available for IRA accounts.

ADDITIONAL REDEMPTION INFORMATION
Redemption proceeds may be delayed up to fifteen
(15) days after their purchase, pending verification that the check has cleared. Payment will normally be made on the next business day after redemption, but no later than SEVEN (7)days after the transaction. The
Transfer Agent will wire redemption proceeds only to the pre-established bank account. During periods of significant economic or market changes, telephone redemptions may be difficult to implement. If an investor is unable to contact the Transfer Agent by telephone at (800) 432-
2504, the redemption request may be delivered to the Transfer Agent at the address set forth on the back page of this Prospectus.

The Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of Fund securities received in payment of redemptions.

An account may be closed after 60-days' written notice if the account value falls below the minimum initial investment. You may purchase shares to bring your account balance above the minimum during the 60-day grace period. The right of redemption by the Fund will not apply if the value of your account drops below the minimum initial investment because of market performance.

SIGNATURE GUARANTEES

Signature guarantees are required for the following redemptions:

  (a)  All written redemptions.

  (b) All redemptions where the proceeds are to be sent to someplace or someone other than the registered owner's address.

  (c) All redemptions that are to be sent via federal wire to a bank other than your bank of record.

Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities exchanges, registered securities associations or clearing agencies. Notary publics cannot provide signature guarantees.

DIVIDENDS AND DISTRIBUTIONS

The Fund will normally distribute substantially all of its net investment income and any realized net capital gains, on an annual basis. All dividends and capital gains distributions will automatically be reinvested in additional shares unless the Fund is notified that the shareholder elects to receive the distributions in cash. Reinvested distributions receive the same tax treatment as those paid in cash.

SOCIAL SECURITY NUMBER/TAXPAYER IDENTIFICATION NUMBER
To avoid a 31% backup withholding on dividends, distributions and redemption proceeds, individuals and other non-exempt share holders must certify their taxpayer identification number on the application. If you are subject to backup withholding or you do not certify your TIN the IRS requires the Fund to withhold 31% of any redemption proceeds and any dividends paid.

OPTIONAL SHAREHOLDER SERVICES

AUTOMATIC INVESTMENT PLAN ("AIP")

Shareholders may choose to participate in the Fund's
Automatic Investment Plan. Once the minimum initial investments have been made, ($5,000 Regular; $2,000
IRA) the shareholder may elect to purchase shares automatically ($150 minimum monthly investment) at regular intervals. To establish the AIP, a shareholder must complete the corresponding section on the account application. A shareholder may cancel his/her participation or change the amount of purchase at any time by calling the Transfer Agent at (800) 432-2504 or by written notification. The
Fund may modify or terminate this option at any time, or may charge a service fee.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

Shareholders with a balance of $10,000 may choose to participate in the Fund's Systematic Withdrawal
Plan. This option allows you to make regular automatic withdrawals from your account. Withdrawals are processed on the 10th day of each month. To establish the SWP, a shareholder must complete the corresponding section on the account application. A shareholder may cancel his/her participation or change the amount of withdrawal at any time by calling the Transfer Agent at (800) 432-2504 or by written notification. The Fund may modify or terminate this option at any time, or may charge a service fee.

STATEMENTS AND REPORTS

Confirmation statements are sent from the Transfer
Agent after each transaction effecting your share balance and/or account registration. An annual statement is sent detailing any dividends or distributions. The Fund also sends a quarterly report detailing a list of the Fund's portfolio holdings.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.


                                        Year Ended December 31,
                             --------------------------------------------
                              1999    1998     1997     1996      1995
                              -----   -----    -----    -----     -----

Per Share Data:
 Net asset value,
    beginning of period       $75.37  $76.86   $67.57   $60.74    $46.09
                               -----   -----    -----    -----    ------

 Income from investment operations:
    Net investment income       2.27    1.64     1.36     0.83      0.76

    Net realized and unrealized
    gain (loss) on securities  (3.96)  11.36    19.12    11.10     20.07
                               -----   -----    -----    -----     -----

 Total from investment
    operations                 (1.69)   13.00    20.48    11.93    20.83

 Less distributions:
    Dividends from net
    investment income          (2.25)   (1.63)   (1.36)   (0.83)   (0.76)

    Distributions from
    net realized gain
    on securities              (6.15)  (12.86)   (9.83)   (4.27)   (5.42)

    Return of capital              -        -        -        -         -
                               -----    -----    -----    -----     -----
Net asset value, end
   of period                  $65.28   $75.37   $76.86   $67.57     $60.74
                              ======   ======   ======   ======     ======

Total Return                    -2.0%   19.2%    30.2%    19.4%      45.2%
                              ======   ======   ======   ======     ======

Ratios and Supplemental Data:
Net assets ($000's),
end of period               $960,722 $1,232,319 $824,083 $542,753 $403,526

Ratio of expenses
  to average net assets         1.10%   1.06%    1.08%    1.08%     1.11%

Ratio of net investment income
  to average net assets         2.54%   2.13%    1.84%    1.32%     1.39%

Portfolio turnover rate           63%     65%      31%      24%       31%

Number of shares outstanding
  at end of period (000's)     14,716  16,350    10,721   8,033     6,643

-----------------------------------------------------------------------------

CLIPPER FUND(SM)
9601 Wilshire Boulevard, Suite 800
Beverly Hills, California 90210
Telephone (800) 776-5033

CLIPPER FUND(SM)
Shareholder Services
& Audio Response (800) 432-2504
Internet: www.clipperfund.com

You can request other information about the Fund
including a Statement of Additional Information,
Annual and Semi-Annual Report, free of charge,
by contacting the Clipper Fund(SM) at 800-776-5033.
The Fund's annual report will contain a                  [CLIPPER FUND(SM) LOGO
discussion of the market conditions and investment            APPEARS HERE]
strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Fund including the Statement of Additional
Information can be reviewed and copied at the Commission's Public
Reference Room in Washington, D.C. Also, information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. The Fund's reports and other information are available on the Edgar Database on the Commission's Internet site athttp://www.sec.gov and copies of this information may be obtained, upon payment of only a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549 -0102.

Investment Company File No: 811-3931
------------------------------------------------------------------------------
===============================================================================

                     [CLIPPER FUND(SM) LOGO APPEARS HERE]

                     STATEMENT OF ADDITIONAL INFORMATION

-----------------------------------------------------------------------------
   This Statement of Additional Information is not a Prospectus but is to be read in conjunction with the Prospectus for Clipper Fund(SM) ("Fund") dated May 1, 2000. A copy of the Prospectus may be obtained from
   Clipper Fund(SM), 9601 Wilshire Boulevard,Suite 800, Beverly Hills, California 90210.
-----------------------------------------------------------------------------

                                May 1, 2000

                               TABLE OF CONTENTS

                                                              PAGE


INVESTMENT OBJECTIVE AND POLICIES...............................2

OTHER INVESTMENT RESTRICTIONS...................................4

MANAGEMENT OF THE FUND..........................................5

PRINCIPAL SHAREHOLDERS OF SECURITIES............................7

INVESTMENT ADVISORY AND OTHER SERVICES..........................9

MISCELLANEOUS INFORMATION.......................................11

BROKERAGE ALLOCATION AND OTHER PRACTICES........................11

CAPITAL STOCK AND OTHER SECURITIES..............................12

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED....13

TAX STATUS......................................................15

PERFORMANCE INFORMATION.........................................16

FINANCIAL STATEMENTS............................................17

Investment Objective and Policies.
SHORT TERM INVESTMENTS
In order to earn a return on uninvested assets, or to meet anticipated redemptions, or for temporary defensive purposes,the Fund may invest a portion of its assets in domestic and foreign money market instruments that include certificates of deposit, bankers'acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Services or Prime-1 or Prime-2 by Moody's
Investors Service or if unrated, determined by the Adviser to be of comparable quality. Time deposits maturing in more than seven days will not be purchased by the Fund, and time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of the Fund. The
Fund will not invest in any security issued by a commercial bank unless:

    (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies.

   (ii)  in the case of U.S. banks, it is a member of the Federal
         Deposit Insurance Corporation.

  (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment quality comparable with other debt securities that may be purchased by the Fund.

REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements collateralized by U.S.
Government securities, certificates of deposit, and certain bankers' acceptances and other securities. In a repurchase agreement, the Fund buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest.
Under a repurchase agreement, the seller is required to maintain the market value of the underlying securities to be at least 102% of the resale price at the time of purchase. If the seller (State Street Bank &
Trust Co.) of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
The value of the securities will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. A default by the seller of the agreement may cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral.

LENDING OF SECURITIES. While the Fund currently does not lend its portfolio securities, and has no present intention to lend in excess of 10% of its portfolio securities, it reserves the right to lend up to 30% of its portfolio securities. The Adviser may lend to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Adviser and whose creditworthiness is acceptable in order to generate additional income.
The borrower must deliver to the Fund cash or cash equivalent collateral equal in value to at least 100% of the value of the securities loaned at all times during the loan. During the time the portfolio securities are on loan, the borrower pays the Fund any interest or dividends paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral.

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES
The Fund may purchase and sell securities on a "when-issued,"
"delayed settlement," or "forward delivery" basis. When-issued or forward delivery refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When issued and forward delivery transactions may be expected to occur a month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market that will occur sometime in the future. No payment or delivery is made by the Fund until it receives payment or delivery from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.
The Fund will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Fund may earn income on securities it has deposited in a segregated account. The Fund engages in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices - not to increase its investment leverage.

FUND TURNOVER
The Fund turnover rate is not expected to exceed 75%. In addition to trading costs, higher rates of Fund turnover may result in the realization of capital gains. The Fund will not normally engage in short-term trading, but reserves the right to do so.

INVESTMENT COMPANIES
The Fund reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. The Fund will indirectly bear its proportionate share of any management fee paid by the investment company in which the Fund has invested.

OTHER INVESTMENT RESTRICTIONS

The Fund will not:

(a) invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than 3 years;

(b)  invest more than 25% of its assets within a single industry;
     however, there are no limitations on investments issued or guaranteed by the U.S. Government and its agencies when the Fund adopts a temporary defensive position;

(c) make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements or by lending its Fund securities to banks, brokers, dealers and other financial institutions so long as loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or interpretations of the SEC;

(d) (1) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's gross assets valued at the lower of fair market value or cost, and

     (2) the Fund may not purchase additional securities when borrowings exceed 5% of total assets; or

(e) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

                        MANAGEMENT OF THE FUND

    The Fund's Board of Directors manages the business and affairs of the Fund and exercises all corporate powers, except what it delegates to the management of the Fund. However, the Board retains the power to hold management accountable for all its actions. Each director is expected to carry out specific duties under the Investment Company Act of 1940 and State Statutes, as applicable. The Board may delegate the management of the day-to-day operation of the Fund to its officers.

Each director owes the Fund a duty of care. The duty of care requires that a director act with that degree of diligence, care, and skill that a person of ordinary prudence would exercise under similar circumstances in a like position and in a manner he or she reasonably believes is in the best interests of the Fund.

Each director owes the Fund a duty of loyalty. The duty of loyalty requires that the director act in good faith, avoid unfair dealing, and resolve conflicts of interest in favor of the Fund and its shareholders.

In addition to these broad duties, the Board of Directors is responsible for the selection of the Fund's principal officers, the declaration of dividends, the setting of dates for shareholder meetings, and the setting of record dates for shareholders entitled to receive dividends or to vote at shareholder meetings.

The directors and officers of the Fund and their principal occupations during the recent past are shown below.

                                                     Principal Occupation(s)
Name, Address, Age      Position(s) Held with Fund     During Past 5 Years
----------------        --------------------------   -------------
-----------
James H. Gipson* (57)   Director, Chairman           Mr. Gipson has been
9601 Wilshire Blvd.     and President                President of PFR, an
Suite 800                                            investment management
Beverly Hills, CA 90210                              firm and the Investment
                                                     Adviser, since 1980.
                                                     (See "Investment Advisory
                                                     Contract") Prior to 1980,
                                                     he was a portfolio manager
                                                     with Batterymarch Financial
                                                     Company and Source Capital
                                                     Co.

Michael Kromm (54)     Secretary/Treasurer           Mr. Kromm has been with
9601 Wilshire Blvd.                                  PFR since 1990 and is
Suite 800                                            presently its Operations
Beverly Hills, CA 90210                              Manager. From 1987 to
                                                     1990, he worked for the
                                                     RNC Mutual Fund Group as
                                                     Chief Financial Officer
                                                     and Secretary. Prior to
                                                     that, he worked in
                                                     industry, as a controller,
                                                     and for a CPA firm.

Michael C. Sandler (45)   Vice President             Mr. Sandler has been with
9601 Wilshire Blvd.                                  PFR since 1984. He
Suite 800                                            currently serves as Vice
Beverly Hills, CA 90210                              President and Portfolio
                                                     Manager of PFR. Prior to
                                                     that, he was a Vice
                                                     President with Enterprise
                                                     Systems and a Manager of
                                                     Asset Redeployment for
                                                     International Harvester.

Norman B. Williamson (68) Director                   Mr. Wiliamson had been a
1555 Orlando Rd.                                     Vice President and
Pasadena, CA 91106                                   Portfolio Manager with PFR
                                                     since 1983 prior to his
                                                     retirement December 31,
                                                     1990. From 1980 to 1983,
                                                     he was self-employed as an
                                                     investment manager. Prior
                                                     to that, he was Assistant
                                                     Treasurer and Manager of
                                                     Pension Trust
                                                     Administration for FMC
                                                     Corp.

Lawrence P. McNamee (65)   Director                  Professor McNamee has been
3531 Boelter Hall, UCLA                              a Professor of Computer
Los Angeles, CA 90024                                Science at UCLA since 1966.

F. Otis Booth, Jr. (76)    Director                  Mr. Booth has been a
10877 Wilshire Blvd.                                 private investor and
Suite 1407                                           rancher from 1973 to the
Los Angeles, CA 90024                                present.

*Director who is an interested person, as defined in the Investment Company Act of 1940, as amended, by virtue of an affiliation with the Investment Adviser.

Information about the management of the Fund is contained in the Prospectus under "Management and Organization." Compensation paid to the Management was as follows for the year ended December 31, 1999:

                            COMPENSATION TABLE
===================================================================================================

      (1)                   (2)               (3)               (4)                     (5)

                                           Pension or                                  Total
                                           Retirement                               Compensation
                        Aggregate       Benefits Accrued     Estimated Annual    from Registrant and
Name of Person,       Compensation    as Part of the Fund      Benefits Upon        Fund Complex
   Position          from Registrant        Expenses            Retirement      Paid to Directors (a)
James H. Gipson
Director, Chairman,
and President              None                None            None                     None

Norman B. Williamson
Director                 $5,000                None            None                   $5,000

Lawrence P. McNamee
Director                 $5,000                None            None                   $5,000

F. Otis Booth, Jr.
Director                 $5,000                None            None                   $5,000

Michael C. Sandler
Vice President             None                None            None                     None

Michael Kromm
Secretary
and Treasurer              None                None            None                     None

(a) Total 1999 Compensation from the Registrant and the Fund
    Complex consists of compensation paid to directors by Clipper Fund, Inc.

Clipper Fund(SM) and the Fund's advisers have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Fund (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the Fund, but place substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Fund.

                   PRINCIPAL SHAREHOLDERS OF SECURITIES
The following is information about persons known to the Fund to be record owners of five percent or more of the outstanding shares of the capital stock of the Fund as of February 29, 2000:


                                         Number of
                                       Shares Owned        Percent
     Name and Address                   of Record          of Class
---------------------------------     --------------      ----------
Charles Schwab & Co. Inc. (1)             2,146,142         16.0%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, California 94104

Fidelity Investments Institutional (2)      2,007,654         14.9%
Operations Co (FIIOC)
As Agent for Certain Emp Ben Plans
100 Magellan Way #KW1C
Covington, KY 41015-1999

------------------------
1. Charles Schwab & Co. Inc. is the nominee account for many individual shareholder accounts; the Fund is not aware of the size or identity of any of the individual accounts.

2. Fidelity Investments Institutional Operations Co is the trustee for several company sponsored retirement plans; the Fund is not aware of the size or identity of these plans.

All directors and officers of the Fund as a group (6 persons) owned beneficially 283,232 shares of the capital stock on February 29, 2000 approximating 1.5% of the outstanding shares. That number consists of an aggregate of 116,210 shares held by the Pacific Financial Research, Inc. Money Purchase Plan and Trust; 9,971 shares held by the
Pacific Financial Research, Employees Savings Plan, 26,227 shares held by Mr. F. Otis Booth, Jr., 87,721 shares held by Mr. Gipson, 20,747 shares held by Mr. Williamson in an IRA plan, 2,920 shares held by Mr. & Mrs. Kromm, of which 2,421 are held in an IRA plan and 13,070 shares held by Professor McNamee, of which 1,480 shares are held in IRA plans and 11,590 shares are held in Trust, and 6,365 shares held by Mr. Sandler, of which 2,683 shares are held in IRA plans.

                          INVESTMENT ADVISORY AND
                              OTHER SERVICES
Certain information regarding investment advisory and other services is in the Fund's Prospectus. Additional information follows:

The Investment Adviser
Pacific Financial Research, Inc., ("PFR) (the "Investment Adviser") is a registered investment adviser with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940. Registration as a registered investment adviser does not involve supervision of management or investment practices and policies by the Securities and Exchange Commission. James H. Gipson, President and a Director of the Fund, is President of the Investment Adviser, a wholly owned subsidiary of United Asset Management Corporation.
See "Investment Adviser to the Fund" in the prospectus dated May 1, 2000.

The Investment Advisory Contract
The Investment Advisory Contract (the "Contract") between the Fund and the Investment Adviser has been approved by the Board of Directors of the Fund, including a majority of the Fund's directors who were not a party to the Contract or interested persons of a party to the Contract, and by the vote of a majority of the outstanding voting shares of the Fund. Under the Contract, the Investment Adviser (i) manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities, in accordance with the Fund's investment objective,

(ii) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Investment Adviser,

(iii) maintains all required books and records with respect to the Fund's securities transactions and provides such periodic and special reports as reasonably requested by the Fund's Board of Directors,

(iv) provides the custodian of the Fund's securities on each business day with a list of trades for that day, and

(v) provides persons satisfactory to the Fund's Board of Directors to act as officers and employees of the Fund.
       Also under the Contract, the Investment Adviser is responsible for

       (i) the compensation of any of the Fund's directors, officers and employees who are interested persons of the Investment Adviser or its affiliates (other than by reason of being directors, officers or employees of the Fund),

       (ii) expenses of printing and distributing the Fund's Prospectus and sales and advertising materials to prospective clients. The Fund is responsible and has assumed the obligation for payment of all of its other expenses including
               (a) brokerage and commission expenses,
               (b) federal, state or local taxes, including issue and
                   transfer taxes, incurred by or levied on the Fund,
               (c) interest charges on borrowings,
               (d) compensation of any of the Fund's directors, officers or employees who are not interested persons of the Investment Adviser or its affiliates,
               (e) charges and expenses of the Fund's custodian, transfer and dividend paying agent and registrar,
               (f) all costs associated with shareholders meetings and the preparation and dissemination of proxy solicitation materials except for meetings called solely for the Investment Adviser's benefit,
               (g) legal and auditing expenses,
               (h) printing and distribution of the Fund's Prospectus and other shareholder information to existing shareholders,
               (i) payment of all investment advisory fees,
               (j) fees and expenses of registering the Fund's shares under the appropriate federal securities laws and of qualifying its shares under applicable state Blue Sky laws, including expenses attendant upon renewing and increasing such registrations and qualifications,
               (k) insurance premiums on the Fund's property and personnel, including the fidelity bond and liability insurance for officers and directors,
               (l) accounting and bookkeeping costs and expenses necessary to maintain the Fund's books and records as required by the 1940 Act, including the pricing of the Fund's portfolio securities and the calculation of its daily net asset value, and
               (m) any extraordinary and non-recurring expenses, except as otherwise prescribed herein.

    The Contract, as continued, is effective through March 31,2001.
Thereafter, it may be continued for successive periods not to exceed one year, provided that such continuance is specifically approved annually by vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors; and by a majority of the Fund's
Board of Directors who are not parties to the Contract or interested persons of any such party, in person at a meeting called for the purpose of voting on such approval.
    The Investment Adviser's fees payable to it by the Fund will be reduced by the amount, if any, by which the Fund's annual operating expenses, expressed as a percentage of average daily net assets, exceed the most restrictive limitation imposed by any state in which the Fund's shares are then qualified for sale. Computation of this limitation is made monthly during the Fund's fiscal year on the basis of the average daily net asset values and operating expenses to that point during such year, and the amount of the excess, if any, over the prorated amount of the expense limitation is deducted from such monthly payment of the management fee, after taking into account, however, any previous monthly payments under the operating expense limitation during such fiscal year. In addition, in the event that the Fund does not generate sufficient income to cover its expenses, the Investment Adviser may at its discretion pay from the Investment
Adviser's own funds more than required of it by the most restrictive applicable state limitation. Operating expenses for the purposes of the Contract include the Investment Adviser's management fee but do not include (a) brokerage and commission expenses, (b) federal, state and local taxes, including issue andtransfer taxes, incurred by or levied on the Fund and (c) interest charges onborrowings. The Contract is terminable on 60 days written notice by vote of a majority of the Fund's outstanding shares or by vote of a majority of the Fund's entire Board of Directors, or by the Investment Adviseron 60 days written notice, and automatically terminates in the event of its assignment.

The Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser, or of reckless disregard of its obligations thereunder, the Investment Adviser is not liable for any action or failure to act in accordance with its duties thereunder.
    The Investment Adviser may act as an investment adviser to other persons, firms or corporations (including investment companies), and has numerous advisory clients besides the Fund, one of which is a registered investment company.
    The Fund's investment advisory fee to the Investment Adviser was $11,750,208, $9,994,778 and $6,891,228 for the years ended
December 31, 1999, 1998 and 1997, respectively. This fee equals 1% of the average daily net assets of the Fund for the year.

MISCELLANEOUS INFORMATION
    State Street Bank and Trust Company, Post Office Box 1713,
Mutual Funds Operations-P2N, Boston, Massachusetts, 02105, acts as the custodian of the securities and other assets of the Fund.
    Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, California, 90017-5418, are the Fund's independent auditors.
    National Financial Data Services, 330 W. 9th St. 4th Floor Kansas City, MO 64105 acts as the transfer agent for the Fund.
    Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California, 94104-2635 acts as legal counsel to the Fund.

                        BROKERAGE ALLOCATION AND
                            OTHER PRACTICES
The Investment Adviser will furnish advice and recommendations with respect to the Fund's portfolio decisions and, subject to the instructions of the Board of Directors of the Fund, will determine the broker to be used in each specific transaction. In executing the Fund's portfolio transactions, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as the overall net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the specific transaction is effected, the ability to effect the transaction where a large block is involved, the known practices of brokers and their availability to execute possibly difficult transactions in the future and the financial strength and stability of the broker. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. The Fund and the Investment Adviser may direct the Fund's portfolio transactions to persons or firms because of research and investment services provided by such person or firm if the amount of commissions for effecting the transactions is reasonable in relation to the value of the investment information provided by those persons or firms. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. These services may be used by the Investment Adviser in connection with all of its investment activities, and some of the services obtained in connection with the execution of transactions for the Fund may be used in managing the Investment
Adviser's other investment accounts.
    The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the "third market" (i.e., otherwise than on the exchanges on which the securities are listed). When transactions are executed in the over-the-counter market or the third market, the Investment Adviser will seek to deal with primary market makers and to execute transactions on the Fund's own behalf, except in those circumstances where, in the opinion of the Investment Adviser, better prices and executions may be available elsewhere. The Fund does not allocate brokerage business in return for sales of the Fund's shares.
    Neither the Investment Adviser nor any affiliated person thereof will participate in commissions paid by the Fund to brokers or dealers or will receive any reciprocal business, directly or indirectly, as a result of such commissions.
    The Board of Directors reviews periodically the allocation of brokerage orders to monitor the operation of these policies.
    The aggregate amounts of brokerage commissions paid by the Fund were $1,308,611, $1,359,729, and $316,753, for the years ended
December 31, 1999, 1998 and 1997, respectively. During the year ended December 31, 1999, the total amount of transactions and related commissions with respect to which the Fund directed brokerage transactions was $ 130,355,423 and $ 207,161, respectively. The amount of these directed commissions that was applied as credit against custody bills by the Fund's custodian, and accounted for on the accrual basis, amounted to $144,363, to the benefit of the Fund only. All trades are placed with brokers on a best execution basis.

                           CAPITAL STOCK AND
                           OTHER SECURITIES
The Fund was organized as a California corporation on December 1, 1983. The authorized capital stock of the Fund consists solely of 200,000,000 shares of capital stock having no par value. Each of the Fund's shares has equal dividend, distribution, liquidation and voting rights. Holders of the Fund's shares have no conversion or pre-emptive rights. All shares of the Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of capital stock may not be modified except by vote of the holders of a majority of the outstanding shares. The Articles of Incorporation of the Fund give the Fund the right to redeem shares of capital stock evidenced by any stock certificate presented for transfer at the aggregate net asset value per share. Holders of Capital stock are entitled to one vote per share on all matters voted upon by the Fund's shareholders. In addition, the Fund's shares have cumulative voting rights in the election of directors. This means that a shareholder may cumulate votes by multiplying the number of shares which the shareholder holds by the number of directors to be elected and casting all such votes for one candidate or distributing them among any two or more candidates. In order to cumulate votes, a shareholder must give notice of the shareholder's intention to cumulate votes at the meeting. Prior to the voting, the candidates' names must have been placed in nomination. If any one shareholder has given notice as described above, then all shareholders may cumulate their votes for candidates in nomination.

       PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED Certain information regarding the purchase and redemption of the Fund's capital shares is contained under the captions "Purchase of Shares," "Redemption of Shares," and "Determination of Net Asset Value" in the Prospectus. Additional information follows:

Valuation of Assets in Determining Net Asset Value
In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price on such Exchange on the business day as of which such value is being determined at 4:00 p.m. Eastern time. If there has been no sale on such Exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such Exchange on such day, then the security is valued by such method as the Board of Directors of the Fund shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges are valued in like manner. Readily marketable securities traded only in the over-the-counter market are valued at the current bid price. If no bid price is quoted on such day, then the security is valued by such method as the Board of Directors of the Fund shall determine in good faith to reflect its fair value. All other assets of the Fund, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair value. The NAV of Fund shares is not determined on days that the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas).

Purchase of Shares
Orders for shares received by the Fund prior to the close of business on the New York Stock Exchange on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the Exchange on that day. Orders received after the close of the New York Stock Exchange or on a day it is not open for trading are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share.

    The initial investment by an investor must be in an amount of $5,000 or more, except that the minimum investment in an Individual Retirement Account ("IRA") is $2,000. Each additional investment by a shareholder must be at least $1,000 ($200 for IRA accounts) except through dividend reinvestment. The Automatic Investment Plan has a minimum monthly investment of $150; however the initial minimum investment is not lowered. The minimum may be waived at the Investment Adviser's discretion.

                              TAX STATUS
Information about the tax status of the Fund and certain federal income tax consequences to Fund shareholders is contained in the Prospectus under "Dividends and Distributions"
    Corporate shareholders should also be aware that availability of the dividends received deduction for a portion of the Fund's distributions is subject to certain restrictions. For example, the deduction is not available if Fund shares are deemed to have been held for less than 46 days and is reduced to the extent such shares are treated as debt-financed under the Internal Revenue Code of 1986, as amended, (the "Code"). Dividends, including the portions thereof qualifying for the dividends received deduction, are includible in the tax base on which the federal alternative minimum tax is computed. Dividends of sufficient aggregate amount received during a prescribed period of time and qualifying for the dividends received deduction may be treated as "extraordinary dividends" under the Code, resulting in a reduction in a corporate shareholder's federal tax basis in its Fund shares.
    A foreign tax credit or deduction is generally allowed for foreign taxes paid or deemed to be paid. A regulated investment company may elect to have the foreign tax credit or deduction claimed by the shareholders rather than the company if certain requirements are met, including the requirement that more than 50% of the value of the company's total assets at the end of the taxable year consists of securities in foreign corporations. Since the Fund does not anticipate investment in securities of foreign corporations to this extent, the Fund will likely not be able to make this election and foreign tax credits will be allowed only to reduce the Fund's tax liability, if any.
    Shareholders who are not U.S. persons under the Code should consult their advisers regarding the applicability of U.S. withholding taxes to Fund distributions and the effect of foreign tax laws.
    Generally, the Code's rules regarding the determination and character of gain or loss on the sale of a capital asset apply to a sale, redemption or repurchase of shares of the Fund that are held by the shareholder as capital assets. A loss on the sale of shares of the Fund held for six months or less is treated as a long-term capital loss to the extent that distributions on such shares were treated as long-term capital gains.
    Provided that the Fund qualifies as a regulated investment company under the Code, it will not be liable for California corporate taxes, other than a minimum franchise tax, if substantially all of its income is distributed to shareholders for each taxable year.
    Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency denominated securities are subject to Section 988 of the Code, which may cause gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount, timing and character of distributions to shareholders.
    The discussions herein and in the Prospectus have been prepared by the management of the Fund, are general in nature and do not purport to be a complete description of all tax implications on an investment in the Fund; counsel to the Fund has expressed no opinion in respect therein. Investors should consult their own tax advisers for further details and for the application of federal, state and local tax laws to their particular situations.

                      PERFORMANCE INFORMATION
A description explaining the methodology and relevance of certain historical performance presentations is contained in the Prospectus under "Performance Information."
    Performance information for the Fund may be compared to: (i) the Dow Jones Industrial Average (the "DJIA"), an unmanaged weighted average of 30 large industrial corporations, (ii) the Standard & Poor's 500 Stock Index (the "S&P 500"), an unmanaged index of 500 industrial, transportation, utility and financial companies, and (iii) Morningstar Large Value Funds Index, an index of 614 managed large value mutual funds monitored by Morningstar and (iv) the Consumer Price Index (the "CPI"), a statistical measure of change, over time, in the price of goods and services in major expenditure groups (such as food, housing, apparel, transportation, medical care, entertainment, and other goods and services) typically purchased by urban consumers. Neither the DJIA nor the S&P 500 is necessarily typical of the type of investments made by the Fund. Further, the CPI essentially measures the purchasing power of consumers' dollars by comparing the costs of goods and services today with the costs of the same goods and services at an earlier date.
    Additionally, the Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time or since its inception. An average annual compounding rate reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual compounded returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns.
    For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance may be stated in terms of total return. Under regulations adopted by the SEC, funds that intend to advertise performance must include total return quotations calculated according to the following formula:

     P (1 + T)n= ERV
Where:
     P =  a hypothetical initial payment of $10,000
     T =  average annual total return
     n =  number of years (1, 5, or 10)
   ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods, at the end of such period (or fractional portion thereof.)

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the Fund's existence. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, or 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.
    The Fund's average annual total returns (calculated in accordance with the SEC regulations described above) for the 1, 5 and 10 year periods ended December 31, 1999 and for the period since inception (February 29, 1984), were -2.0%, 21.4%, 15.0%, and 16.5%, respectively. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance.
    The foregoing information should be considered in light of the Fund's investment objective and policies, as well as the risk incurred in the Fund's investment practices. Future results will be affected by the future composition of the Fund's portfolio, as well as by changes in the general level of interest rates, and general economic and other market conditions.

                      FINANCIAL STATEMENTS
The audited financial statement of the Fund as contained in the Annual Report to Shareholders for the year ended December 31, 1999 (the "Report") are incorporated herein by reference to the Report which has been filed with the SEC. Any person not receiving a copy of the Report with this Statement should call or write the Fund to obtain a free copy.

===============================================================================

CLIPPER FUND(SM)
9601 Wilshire Boulevard
Beverly Hills, California 90210
Telephone (800) 776-5033                           CLIPPER FUND(SM)
Shareholder Services
& Audio Response (800) 432-2504
Internet: www.clipperfund.com


INVESTMENT ADVISER
Pacific Financial Research
                                          [CLIPPER FUND(SM) LOGO APPEARS HERE]
DIRECTORS
James H. Gipson
Norman B. Williamson
Professor Lawrence P. McNamee
F. Otis Booth, Jr.

TRANSFER & DIVIDEND PAYING AGENT
National Financial Data Services
Post Office Box 219152
Kansas City, Missouri 64141-9152
(800) 432-2504
                                                         STATEMENT OF
CUSTODIAN                                           ADDITIONAL INFORMATION
State Street Bank and Trust Company
                                                         May 1, 2000
COUNSEL
Paul, Hastings, Janofsky & Walker LLP

INDEPENDENT AUDITORS
Ernst & Young LLP

Investment Company File No. 811-3931

===============================================================================

PART C. OTHER INFORMATION

Item 22.  FINANCIAL STATEMENTS

          (a)  Financial Statements:
               Statement of Assets and Liabilities as of December 31, 1999; Investment Portfolio as of December 31, 1999; Statement of Operations for the year ended December 31, 1999; Statement of Changes in Net Assets for the two year period ended December 31, 1999; the Financial Highlights for each of the five years then ended; and related notes, are incorporated by reference to the Annual Report to Shareholders for the fiscal year ended December 31, 1999 for the Fund, filed separately.
               Filing Date: February 16, 2000

Item 23.  EXHIBITS

          (a)  Articles of Incorporation of the Fund, as amended.
               Filing: Registration Statement
               File No.: 811-3931
               Filing Date: April 30, 1999

          (b)  By-Laws of the Fund.
               Filing: Registration Statement
               File No.: 811-3931
               Filing Date: April 30, 1999

          (c)  Not applicable

          (d)  Investment Advisory Contract between Fund and
               Pacific Financial Research.*
               Filing: Registration Statement
               File No.: 811-3931
               Filing Date: May 1, 2000

          (e)  Not applicable

          (f)  Not applicable

          (g)  Custodian Agreements
               Transfer Agency and Service Agreement between Clipper Fund(SM) and State Street Bank and Trust Company, with amendments thereto.
               Filing:  Registration Statement
               File No.: 811-3931
               Filing Date: April 30, 1999

          (h)  Not applicable

          (i)  Consent of Counsel.
               Filing: Registration Statement
               File No.: 811-3931
               Filing Date: May 1, 2000

          (j)  Consent of Independent Auditors.*

          (k)  Not applicable

          (l)  Not applicable

          (m)  Not applicable

          (n)  Financial Data Schedule*

          (o)  Not applicable
---------------
*Filed Herewith

Item 24.     Persons controlled by or under common control with registrant.

             None.

Item 25.     Indemnification

             Reference is made to Article VI of the Registrant's By-Laws (filed previously with the Securities and Exchange Commission) and Section 317 of the California General Corporation Law.

             The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 and Release No. 7221 of the Securities and Exchange Commission under the Investment Company Act of 1940 so long as the interpretation of Section 17(h) and 17(i) of such act remain in effect.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable.In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of an action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Investment Adviser.

             See "Investment Advisory and Other Services" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information.

             The officers of the Investment Adviser are Mr. Gipson and Mr. Sandler. Their businesses and other connections are listed under the caption "Management" in the Prospectus constituting Part A of this Registration Statement.

Item 27.     Principal Underwriters

             Not applicable.

Item 28.     Location of Accounts and Records

             All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of Clipper Fund(SM), 9601 Wilshire Boulevard, Beverly Hills, California 90210.

Item 29.     Management Services

             Other than as set forth under the caption "Investment Advisory and Other Services" in the Prospectus, on the back cover of the Prospectus, and under the caption "Investment Advisory and Other Services" in the Statement of Additional Information, registrant is not a party to any management-related service contracts.

Item 30.     Undertakings

             Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders upon request and without charge.


                                 SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on it behalf by the undersigned, thereto duly authorized, in the City of Beverly Hills, State of California, on the 15th Day of March, 2000. The registrant certifies that it meets all of the requirements for effectiveness of the Amendment pursuant to Rule 485(b) under the Securities Act of 1933.

                             CLIPPER FUND, INC.

                              James H. Gipson
                           Chairman and President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following in the capacities and on the dates indicated.

       NAME                        TITLE                      DATE
-------------------   ------------------------------  -----------------

/s/                   Chairman of the Board           March 15, 2000
James H. Gipson       President and Director
                      (Principal Executive Officer)

/s/                   Vice President                  March 15, 2000
Michael C. Sandler

/s/                   Secretary, Treasurer            March 15, 2000
Michael Kromm         (Principal Accounting Officer)

/s/                   Director                        March 15, 2000
F. Otis Booth

/s/                   Director                        March 15, 2000
Norman B. Williamson

/s/                   Director                        March 15, 2000
Lawrence P. McNamee

                               Exhibit List to the
                              Registration Statement
                               of Clipper Fund(SM)
                             Form N-1A May 1, 2000

              Exhibit No.                Description

                  d         Form of New Advisory Agreement

                  i         Consent of Counsel

                  j         Consent of Independent Auditors

                  n         Financial Data Schedule